Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain related to settlement of a portion of our indemnity liabilities to FEMSA									$ 0	$ 42.6	$ 0
Loss related to adjustment in legal reserves									(0.4)	(1.5)	0
Adjustments to indemnity liabilities due to changes in estimates, foreign exchange gains and losses, and accretion expense									2.7	(1.5)	(9.0)
Income (loss) from discontinued operations, net of tax	0.8	2.7	(1.5)	0.3	(1.5)	(0.9)	(0.6)	42.6	2.3	39.6	(9.0)
Discontinued Operations, Deferred Tax Assets, Other	0.3				0.6				0.3	0.6
Deferred Tax Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, Deferred Tax Assets, Other	0.3				0.6				0.3	0.6
Legal Reserve
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group Including Discontinued Operation, Current, Legal Reserves	$ 4.8				$ 4.4				$ 4.8	$ 4.4